As filed with the Securities and Exchange Commission on July 10, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2016 – May 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

CVR DYNAMIC ALLOCATION FUND

Semi-Annual Report
May 31, 2017
(Unaudited)

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2017

Shares	Security Description	Value

Common Stock - 88.1%
Aerospace & Defense - 0.8%
545	Esterline Technologies Corp. (a)	$53,110
928	KLX, Inc. (a)	44,906
209	Rockwell Collins, Inc.	22,792
371	Teledyne Technologies, Inc. (a)	48,790
		169,598
Agricultural Operations - 2.0%
5,695	Bunge, Ltd.	455,429

Auto & Truck - 5.5%
10,568	Cooper Tire & Rubber Co.	380,448
2,341	Dana, Inc.	49,442
18,882	Gentex Corp.	358,381
2,707	Lear Corp.	403,451
701	Oshkosh Corp.	44,247
		1,235,969
Banks - 2.7%
1,392	Associated Banc-Corp.	33,199
1,048	BancorpSouth, Inc.	30,078
842	Cathay General Bancorp	29,891
352	Cullen/Frost Bankers, Inc.	32,264
608	East West Bancorp, Inc.	33,276
2,174	FNB Corp.	28,697
1,827	Fulton Financial Corp.	31,972
698	Hancock Holding Co.	32,248
764	MB Financial, Inc.	31,462
582	PacWest Bancorp	27,162
656	PrivateBancorp, Inc.	39,091
439	Prosperity Bancshares, Inc.	27,499
225	Signature Bank (a)	32,179
176	SVB Financial Group (a)	30,008
770	Synovus Financial Corp.	31,478
1,985	TCF Financial Corp.	29,894
1,738	Umpqua Holdings Corp.	29,450
2,856	Valley National Bancorp	32,216
677	Webster Financial Corp.	32,983
		595,047
Biotechnology - 0.3%
545	United Therapeutics Corp. (a)	65,885

Building - 1.4%
1,272	AECOM (a)	40,844
1,320	CalAtlantic Group, Inc.	47,573
699	EMCOR Group, Inc.	44,051
2,883	KBR, Inc.	39,295
2,141	Louisiana-Pacific Corp. (a)	47,702
3,719	TRI Pointe Group, Inc. (a)	46,004
328	Watsco, Inc.	46,287
		311,756

Chemicals - 4.1%
427	Ashland Global Holdings, Inc.	28,413
879	Cabot Corp.	45,910
656	Compass Minerals International, Inc.	42,082
6,573	FMC Corp.	495,407
119	NewMarket Corp.	55,377
1,674	Olin Corp.	49,115
1,514	PolyOne Corp.	56,533
979	RPM International, Inc.	53,091
1,575	The Chemours Co.	62,984
1,172	Valvoline, Inc.	26,218
		915,130
Commercial Services - 2.8%
2,007	Convergys Corp.	48,790
183	Factset Research Systems, Inc.	30,321
815	GATX Corp.	48,476
933	Leidos Holdings, Inc.	51,838
495	ManpowerGroup, Inc.	50,426
15,865	The Interpublic Group of Cos., Inc.	395,514
		625,365
Communications - 0.2%
1,151	FTI Consulting, Inc. (a)	39,744

Computers - 7.9%
2,436	ACI Worldwide, Inc. (a)	55,687
1,694	Acxiom Corp. (a)	44,383
7,211	Allscripts Healthcare Solutions, Inc. (a)	82,278
481	ANSYS, Inc. (a)	60,765
3,522	Brocade Communications Systems, Inc.	44,483
1,586	Cadence Design Systems, Inc. (a)	55,732
411	DST Systems, Inc.	49,657
15,632	Juniper Networks, Inc.	458,487
966	Manhattan Associates, Inc. (a)	45,247
1,510	National Instruments Corp.	57,606
1,284	NetScout Systems, Inc. (a)	46,994
22,997	Nuance Communications, Inc. (a)	425,674
12,158	Teradata Corp. (a)	331,427
		1,758,420
Consumer Products - 0.2%
888	Plantronics, Inc.	46,993

Containers - 1.4%
704	AptarGroup, Inc.	59,847
1,051	Bemis Co., Inc.	46,917
892	Greif, Inc., Class A	53,029
2,604	Owens-Illinois, Inc. (a)	58,772
1,704	Silgan Holdings, Inc.	54,204
964	Sonoco Products Co.	48,885
		321,654
See Notes to Financial Statements.	1

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2017

Shares	Security Description	Value

Cosmetics & Personal Care - 0.6%
467	Helen of Troy, Ltd. (a)	$42,497
1,581	Prestige Brands Holdings, Inc. (a)	79,651
		122,148
Electronics - 4.4%
656	Arrow Electronics, Inc. (a)	49,587
1,046	Avnet, Inc.	38,367
1,852	Cree, Inc. (a)	44,161
396	Hubbell, Inc.	45,900
17,059	Jabil Circuit, Inc.	510,405
1,260	Keysight Technologies, Inc. (a)	48,687
2,486	Knowles Corp. (a)	42,585
650	Regal Beloit Corp.	51,480
849	Synaptics, Inc. (a)	47,171
1,549	Trimble, Inc. (a)	55,826
2,958	Vishay Intertechnology, Inc.	48,363
		982,532
Financial Services - 0.2%
412	CBOE Holdings, Inc.	35,584

Financials - 1.3%
751	Eaton Vance Corp.	34,974
1,234	Janus Henderson Group PLC (a)	38,615
909	Legg Mason, Inc.	33,515
2,160	New York Community Bancorp, Inc.	27,907
416	Raymond James Financial, Inc.	30,064
652	SEI Investments Co.	32,659
598	Stifel Financial Corp. (a)	25,493
2,494	VeriFone Systems, Inc. (a)	45,615
1,775	Waddell & Reed Financial, Inc., Class A	29,713
		298,555
Food - 0.2%
653	Sensient Technologies Corp.	52,429

Funeral Services - 0.2%
1,443	Service Corp. International	46,003

Household - 2.7%
1,602	Herman Miller, Inc.	50,543
1,042	HNI Corp.	44,827
997	Tempur Sealy International, Inc. (a)	46,300
757	Tupperware Brands Corp.	54,436
2,211	Whirlpool Corp.	410,229
		606,335
Insurance - 1.7%
53	Alleghany Corp. (a)	31,129
438	American Financial Group, Inc.	43,734
591	Aspen Insurance Holdings, Ltd.	30,023
1,554	CNO Financial Group, Inc.	31,842
165	Everest Re Group, Ltd.	42,017
843	First American Financial Corp.	36,687
1,588	Old Republic International Corp.	31,411
255	Reinsurance Group of America, Inc.	31,750
271	RenaissanceRe Holdings, Ltd.	38,715
366	The Hanover Insurance Group, Inc.	30,521
595	WR Berkley Corp.	41,049
		388,878
Internet Network - 1.3%
6,104	Akamai Technologies, Inc. (a)	287,804

Leisure - 2.6%
756	Brunswick Corp.	41,777
1,069	Cinemark Holdings, Inc.	42,300
1,226	International Speedway Corp., Class A	43,278
1,572	Live Nation Entertainment, Inc. (a)	54,218
15,114	Mattel, Inc.	346,262
517	Polaris Industries, Inc.	43,221
		571,056
Machinery - 0.6%
729	AGCO Corp.	46,678
1,145	ITT, Inc.	43,521
1,432	Terex Corp.	46,941
		137,140
Media - 6.2%
805	AMC Networks, Inc., Class A (a)	42,649
86	Graham Holdings Co., Class B	51,497
816	John Wiley & Sons, Inc., Class A	41,371
716	Meredith Corp.	38,736
8,358	Scholastic Corp.	355,466
17,733	TEGNA, Inc.	420,981
24,546	The New York Times Co., Class A	432,009
		1,382,709
Medical - 10.9%
1,011	Charles River Laboratories International, Inc. (a)	93,063
3,278	Globus Medical ,Inc. (a)	100,798
2,225	Halyard Health, Inc. (a)	79,966
1,425	Hill-Rom Holdings, Inc.	110,238
1,413	LifePoint Hospitals, Inc. (a)	85,910
1,280	MEDNAX, Inc. (a)	69,504
1,535	Molina Healthcare, Inc. (a)	99,115
2,605	Owens & Minor, Inc.	83,047
1,335	PAREXEL International Corp. (a)	107,895
9,029	Patterson Cos., Inc.	398,721
4,140	Quest Diagnostics, Inc.	450,308
1,256	ResMed, Inc.	89,302
502	Teleflex, Inc.	100,410
4,609	Tenet Healthcare Corp. (a)	76,233
4,843	Varian Medical Systems, Inc. (a)	479,554
		2,424,064

See Notes to Financial Statements.	2

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2017

Shares	Security Description	Value

Metals - 0.8%
2,301	Commercial Metals Co.	$41,648
606	Reliance Steel & Aluminum Co.	44,208
1,031	The Timken Co.	47,580
322	Valmont Industries, Inc.	47,141
		180,577
Mining - 1.6%
13,098	Arconic, Inc.	359,802

Oil & Gas - 2.6%
801	Dril-Quip, Inc. (a)	39,730
693	Murphy USA, Inc. (a)	47,145
1,859	Oceaneering International, Inc.	45,322
2,841	Rowan Cos. PLC, Class A (a)	34,206
28,997	Transocean, Ltd. (a)	263,583
833	UGI Corp.	42,633
1,373	Western Refining, Inc.	49,702
1,340	World Fuel Services Corp.	47,355
		569,676
Paper & Paper Products - 0.2%
1,277	Domtar Corp.	46,457

Pollution Control - 4.0%
10,294	Donaldson Co., Inc.	493,701
4,999	Stericycle, Inc. (a)	408,768
		902,469
Real Estate Development & Operations - 0.2%
347	Jones Lang LaSalle, Inc.	40,068

REIT - 3.4%
807	American Campus Communities, Inc. REIT	38,300
488	Camden Property Trust REIT	40,655
1,618	Care Capital Properties, Inc. REIT	42,537
1,218	CoreCivic, Inc. REIT	35,017
4,610	Cousins Properties, Inc. REIT	39,462
531	EPR Properties REIT	37,653
1,304	Healthcare Realty Trust, Inc. REIT	43,371
792	Highwoods Properties, Inc. REIT	39,917
1,230	Hospitality Properties Trust REIT	35,572
1,289	LaSalle Hotel Properties REIT	36,672
484	Life Storage, Inc. REIT	36,252
2,989	Medical Properties Trust, Inc. REIT	38,708
898	National Retail Properties, Inc. REIT	34,456
1,273	Omega Healthcare Investors, Inc. REIT	39,870
2,175	Quality Care Properties, Inc. REIT (a)	36,801

1,404	Rayonier, Inc. REIT	39,438
572	Regency Centers Corp. REIT	34,812
2,020	Senior Housing Properties Trust REIT	42,703
582	Taubman Centers, Inc. REIT	35,589
4,239	Washington Prime Group, Inc. REIT	32,344
		760,129
Retail - 2.0%
1,550	Aaron's, Inc.	56,606
2,963	American Eagle Outfitters, Inc.	34,075
884	Big Lots, Inc.	43,166
3,225	Chico's FAS, Inc.	30,509
275	Cracker Barrel Old Country Store, Inc.	45,873
901	CST Brands, Inc.	43,545
2,407	Fossil Group, Inc. (a)	25,923
1,775	GameStop Corp., Class A	39,298
1,248	HSN, Inc.	41,371
1,994	Sally Beauty Holdings, Inc. (a)	35,932
933	Williams-Sonoma, Inc.	45,400
		441,698
Steel - 0.4%
1,241	Carpenter Technology Corp.	45,260
1,379	Steel Dynamics, Inc.	46,872
		92,132
Telecommunications - 1.1%
1,625	ARRIS International PLC (a)	45,565
658	Belden, Inc.	46,718
1,911	Ciena Corp. (a)	44,871
585	Dycom Industries, Inc. (a)	49,251
717	ViaSat, Inc. (a)	46,784
		233,189
Transportation - 6.9%
6,725	CH Robinson Worldwide, Inc.	450,642
3,897	Copa Holdings SA, Class A	440,517
624	Genesee & Wyoming, Inc., Class A (a)	40,872
2,425	JetBlue Airways Corp. (a)	54,369
649	Kirby Corp. (a)	42,996
1,721	Trinity Industries, Inc.	43,920
560	Wabtec Corp.	45,780
15,494	Werner Enterprises, Inc.	422,211
		1,541,307
See Notes to Financial Statements.	3

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2017

Shares	Security Description	Value

Utilities - 2.3%
1,316	Aqua America, Inc.	$43,020
521	Atmos Energy Corp.	43,405
1,417	Great Plains Energy, Inc.	40,710
1,211	Hawaiian Electric Industries, Inc.	40,133
499	IDACORP, Inc.	43,563
1,046	New Jersey Resources Corp.	43,827
699	NorthWestern Corp.	43,310
1,149	OGE Energy Corp.	40,939
615	ONE Gas, Inc.	43,450
1,137	PNM Resources, Inc.	43,774
718	Vectren Corp.	44,042
745	Westar Energy, Inc.	39,448
		509,621
Wholesale Electronics - 0.4%
408	SYNNEX Corp.	45,394
554	Tech Data Corp. (a)	53,722
		99,116

Total Common Stock (Cost $19,455,282)	19,652,468

Total Investments - 88.1% (Cost $19,455,282)*	$19,652,468
Other Assets & Liabilities, Net – 11.9%	2,660,153
Net Assets – 100.0%	$22,312,621

See Notes to Financial Statements.	4

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2017

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,146,151
Gross Unrealized Depreciation	(948,965)
Net Unrealized Appreciation	$197,186

As of May 31, 2017, the Fund had the following forward currency contracts outstanding for which the Fund will receive/pay United States Dollars:
Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Jefferies & Co., Inc.	(900,000)	Australian Dollar	06/02/17	$683,604	$14,858
	(234,000)	Australian Dollar	06/02/17	172,741	(1,132)
	108,000	Australian Dollar	06/02/17	(79,895)	354
	1,026,000	Australian Dollar	06/02/17	(773,901)	(11,532)
	(234,000)	Australian Dollar	09/05/17	174,127	501
	(1,530,000)	Brazilian Real	06/02/17	479,806	6,994
	(1,350,000)	Brazilian Real	06/02/17	403,719	(13,470)
	918,000	Brazilian Real	06/02/17	(281,941)	1,747
	1,962,000	Brazilian Real	06/02/17	(623,793)	(17,479)
	(918,000)	Brazilian Real	09/05/17	276,231	(1,323)
	(936,000)	Canadian Dollars	06/02/17	704,035	11,139
	(684,000)	Canadian Dollars	06/02/17	502,830	(3,518)
	486,000	Canadian Dollars	06/02/17	(356,174)	3,598
	1,134,000	Canadian Dollars	06/02/17	(846,466)	(6,994)
	(360,000)	Canadian Dollars	09/05/17	268,094	1,132
	72,000	Canadian Dollars	09/05/17	(53,554)	(161)
	(306,000,000)	Chilean Peso	06/02/17	459,579	5,438
	(72,000,000)	Chilean Peso	06/02/17	106,432	(426)
	378,000,000	Chilean Peso	06/02/17	(571,584)	(10,586)
	(126,000,000)	Chilean Peso	09/05/17	187,411	1,076
	(1,260,000,000)	Colombian Peso	06/02/17	421,435	(10,605)
	594,000,000	Colombian Peso	06/02/17	(205,900)	(2,224)
	666,000,000	Colombian Peso	06/02/17	(227,309)	1,055
	(522,000,000)	Colombian Peso	09/05/17	175,864	(617)
	(1,440,000)	European Union Euro	06/02/17	1,551,511	(66,112)
	(54,000)	European Union Euro	06/02/17	60,702	42
	1,494,000	European Union Euro	06/02/17	(1,615,642)	62,639
	(54,000)	European Union Euro	09/05/17	60,894	(89)
	342,000	European Union Euro	09/05/17	(383,782)	2,463
	(214,200,000)	Hungarian Forint	06/02/17	749,618	(30,998)
	214,200,000	Hungarian Forint	06/02/17	(753,331)	27,285
	84,600,000	Hungarian Forint	09/05/17	(308,573)	909
	(43,200,000)	Indian Rupee	06/02/17	667,188	(2,371)
	5,400,000	Indian Rupee	06/02/17	(83,760)	(65)
	37,800,000	Indian Rupee	06/02/17	(558,999)	26,866
	5,400,000	Indian Rupee	09/05/17	(82,962)	(43)
	7,200,000	Indian Rupee	09/05/17	(110,362)	185
	(3,960,000,000)	Indonesian Rupiah	06/02/17	295,847	(1,451)
	(1,440,000,000)	Indonesian Rupiah	06/02/17	108,108	-
	360,000,000	Indonesian Rupiah	06/02/17	(27,068)	(41)
	5,040,000,000	Indonesian Rupiah	06/02/17	(377,053)	1,327
	180,000,000	Indonesian Rupiah	09/05/17	(13,423)	(14)

See Notes to Financial Statements.	5

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2017

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
	(77,400,000)	Japanese Yen	06/02/17	$689,913	$(8,958)
	(12,600,000)	Japanese Yen	06/02/17	115,247	1,476
	43,200,000	Japanese Yen	06/02/17	(393,656)	(3,588)
	46,800,000	Japanese Yen	06/02/17	(419,540)	3,034
	(2,167,200)	Japanese Yen	06/05/17	19,589	16
	(2,125,800)	Japanese Yen	06/05/17	19,148	(51)
	4,293,000	Japanese Yen	06/05/17	(38,580)	192
	3,600,000	Japanese Yen	09/05/17	(32,498)	156
	(8,280,000)	Mexican Peso	06/02/17	447,789	3,726
	(2,340,000)	Mexican Peso	06/02/17	122,933	(2,565)
	10,620,000	Mexican Peso	06/02/17	(539,085)	30,475
	10,440,000	Mexican Peso	09/05/17	(555,707)	(4,958)
	(1,494,000)	New Romanian Lei	06/02/17	356,140	(11,420)
	1,494,000	New Romanian Lei	06/02/17	(354,221)	13,339
	522,000	New Romanian Lei	09/05/17	(128,392)	382
	(32,220,000)	New Taiwan Dollar	06/02/17	1,057,655	(13,526)
	9,000,000	New Taiwan Dollar	06/02/17	(300,143)	(932)
	23,220,000	New Taiwan Dollar	06/02/17	(770,067)	1,900
	(16,020,000)	New Taiwan Dollar	09/05/17	534,050	533
	(1,980,000)	New Taiwan Dollar	09/05/17	65,857	(83)
	(1,080,000)	New Zealand Dollar	06/02/17	754,981	(10,197)
	(72,000)	New Zealand Dollar	06/02/17	51,861	849
	234,000	New Zealand Dollar	06/02/17	(167,081)	(1,292)
	918,000	New Zealand Dollar	06/02/17	(636,946)	13,457
	360,000	New Zealand Dollar	09/05/17	(253,509)	1,039
	(3,960,000)	Norwegian Krone	06/02/17	471,952	3,274
	(3,600,000)	Norwegian Krone	06/02/17	420,591	(5,480)
	3,780,000	Norwegian Krone	06/02/17	(450,056)	(2,683)
	3,780,000	Norwegian Krone	06/02/17	(441,398)	5,976
	(180,000)	Norwegian Krone	09/05/17	21,452	114
	(882,000)	Peruvian Inti	06/02/17	267,750	(1,933)
	(126,000)	Peruvian Inti	06/02/17	38,733	207
	252,000	Peruvian Inti	06/02/17	(77,187)	(134)
	756,000	Peruvian Inti	06/02/17	(230,810)	347
	(126,000)	Peruvian Inti	09/05/17	38,136	(14)
	144,000	Peruvian Inti	09/05/17	(43,413)	186
	(30,060,000)	Philippines Peso	06/02/17	598,739	(5,178)
	(6,660,000)	Philippines Peso	06/02/17	133,949	146
	7,020,000	Philippines Peso	06/02/17	(141,335)	(301)
	29,700,000	Philippines Peso	06/02/17	(587,587)	9,099
	8,640,000	Philippines Peso	09/05/17	(172,603)	(96)
	(4,212,000)	Polish Zloty	06/02/17	1,097,641	(34,604)
	4,212,000	Polish Zloty	06/02/17	(1,047,111)	85,130
	1,638,000	Polish Zloty	09/05/17	(437,072)	2,894
	(468,000)	Pounds Sterling	06/02/17	583,592	(19,404)
	(198,000)	Pounds Sterling	06/02/17	257,084	1,971
	72,000	Pounds Sterling	06/02/17	(93,264)	(495)
	594,000	Pounds Sterling	06/02/17	(744,713)	20,626
	(54,000)	Pounds Sterling	09/05/17	69,540	(250)
	36,000	Pounds Sterling	09/05/17	(46,272)	256
	(21,600,000)	Russian Rouble	06/02/17	371,667	(9,151)
	(3,600,000)	Russian Rouble	06/02/17	63,824	354
	25,200,000	Russian Rouble	06/02/17	(436,184)	8,104
	(12,600,000)	Russian Rouble	09/05/17	217,082	(195)

See Notes to Financial Statements.	6

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2017

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
	3,600,000	Russian Rouble	09/05/17	$(62,080)	$12
	(10,440,000)	S. African Rand (Fin)	06/02/17	773,060	(22,975)
	(720,000)	S. African Rand (Fin)	06/02/17	55,579	680
	1,080,000	S. African Rand (Fin)	06/02/17	(84,144)	(1,796)
	10,080,000	S. African Rand (Fin)	06/02/17	(756,547)	12,041
	(180,000)	S. African Rand (Fin)	09/05/17	13,777	290
	540,000	S. African Rand (Fin)	09/05/17	(40,475)	(12)
	(414,000)	Singapore Dollar	06/02/17	294,314	(4,893)
	(72,000)	Singapore Dollar	06/02/17	52,048	11
	486,000	Singapore Dollar	06/02/17	(345,589)	5,654
	72,000	Singapore Dollar	09/05/17	(52,103)	(3)
	(774,000,000)	South Korean Won	06/02/17	678,310	(13,009)
	324,000,000	South Korean Won	06/02/17	(289,650)	(263)
	450,000,000	South Korean Won	06/02/17	(396,840)	5,088
	(162,000,000)	South Korean Won	09/05/17	144,941	47
	(126,000,000)	South Korean Won	09/05/17	112,140	(556)
	(11,340,000)	Swedish Krona	06/02/17	1,269,362	(35,376)
	11,340,000	Swedish Krona	06/02/17	(1,284,780)	19,959
	(720,000)	Swedish Krona	09/05/17	83,097	(220)
	(360,000)	Swedish Krona	09/05/17	41,667	9
	(1,026,000)	Swiss Franc	06/02/17	1,028,411	(30,904)
	1,026,000	Swiss Franc	06/02/17	(1,039,451)	19,865
	54,000	Swiss Franc	09/05/17	(55,776)	338
	(3,960,000)	Thailand Baht	06/02/17	112,865	(3,400)
	(2,880,000)	Thailand Baht	06/02/17	84,557	-
	6,840,000	Thailand Baht	06/02/17	(196,548)	4,274
	2,880,000	Thailand Baht	09/05/17	(84,564)	(39)
					$14,949

At May 31, 2017, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

6	10-year Mini JGB Future	06/16/17	$790,981	$2,751
4	ASX SPI 200 Index Future	06/20/17	439,015	(10,035)
3	Australian 10-year Bond Future	06/20/17	293,403	7,189
1	Australian 3-year Bond Future	06/20/17	83,778	67
5	Canadian 10-year Bond Future	10/03/17	536,322	1,773
4	EURO-BOBL Future	06/16/17	578,490	251
1	EURO-BUND Future	06/16/17	173,602	(1,220)
1	Gold 100 oz. Future	09/05/17	125,964	1,576
1	Hang Seng Index Future	07/04/17	162,980	515
3	Long Gilt Future	10/03/17	495,726	2,229
1	NASDAQ 100 E-mini Future	06/20/17	107,679	8,186
3	S&P 500 E-mini Future	06/20/17	360,374	1,291
1	Silver Future	08/04/17	85,377	1,653
2	U.S. 10-year Note Future	10/03/17	251,709	885
3	U.S. 5-year Note Future	10/10/17	354,291	647
1	Yen Denominated Nikkei 22 Future	06/12/17	87,596	(1,176)
(7)	EURO-STOXX Future	06/20/17	(278,315)	938
(1)	FTSE 100 Index Future	06/20/17	(93,108)	(4,012)
			$4,555,864	$13,508

See Notes to Financial Statements.	7

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2017

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Aerospace & Defense	$169,598	$-	$-	$169,598
Agricultural Operations	455,429	-	-	455,429
Auto & Truck	1,235,969	-	-	1,235,969
Banks	595,047	-	-	595,047
Biotechnology	65,885	-	-	65,885
Building	311,756	-	-	311,756
Chemicals	915,130	-	-	915,130
Commercial Services	625,365	-	-	625,365
Communications	39,744	-	-	39,744
Computers	1,758,420	-	-	1,758,420
Consumer Products	46,993	-	-	46,993
Containers	321,654	-	-	321,654
Cosmetics & Personal Care	122,148	-	-	122,148
Electronics	982,532	-	-	982,532
Financial Services	35,584	-	-	35,584
Financials	298,555	-	-	298,555
Food	52,429	-	-	52,429
Funeral Services	46,003	-	-	46,003
Household	606,335	-	-	606,335
Insurance	388,878	-	-	388,878
Internet Network	287,804	-	-	287,804
Leisure	571,056	-	-	571,056
Machinery	137,140	-	-	137,140
Media	1,382,709	-	-	1,382,709
Medical	2,424,064	-	-	2,424,064
Metals	180,577	-	-	180,577
Mining	359,802	-	-	359,802
Oil & Gas	569,676	-	-	569,676
Paper & Paper Products	46,457	-	-	46,457
Pollution Control	902,469	-	-	902,469
Real Estate Development & Operations	40,068	-	-	40,068
REIT	760,129	-	-	760,129
Retail	441,698	-	-	441,698
Steel	92,132	-	-	92,132
Telecommunications	233,189	-	-	233,189
Transportation	1,541,307	-	-	1,541,307
Utilities	509,621	-	-	509,621
Wholesale Electronics	99,116	-	-	99,116
Total Investments At Value	$19,652,468	$-	$-	$19,652,468
Other Financial Instruments**
Forward Currency Contracts	-	447,134	-	447,134
Futures	29,951	-	-	29,951
Total Other Financial Instruments**	$29,951	$447,134	$-	$477,085
Total Assets	$19,682,419	$447,134	$-	$20,129,553

See Notes to Financial Statements.	8

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2017

Level 1	Level 2	Level 3	Total

Liabilities Other Financial Instruments**
Forward Currency Contracts	$-	$(432,185)	$-	$(432,185)
Futures	(16,443)	-	-	(16,443)
Total Other Financial Instruments**	$(16,443)	$(432,185)	$-	$(448,628)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2017.

PORTFOLIO HOLDINGS
% of Total Investments
Media	7.0%
Machinery	0.7%
Metals	0.9%
Medical	12.3%
Insurance	2.0%
Household	3.1%
Leisure	2.9%
Internet Network	1.5%
Mining	1.8%
Steel	0.5%
REIT	3.9%
Wholesale Electronics	0.5%
Transportation	7.8%
Paper & Paper Products	0.2%
Oil & Gas	2.9%
Real Estate Development & Operations	0.2%
Pollution Control	4.6%
Funeral Services	0.2%
Building	1.6%
Commercial Services	3.2%
Computers	9.0%
Banks	3.0%
Aerospace & Defense	0.9%
Agricultural Operations	2.3%
Auto & Truck	6.3%
Cosmetics & Personal Care	0.6%
Electronics	5.0%
Food	0.3%
Containers	1.6%
Consumer Products	0.2%
Biotechnology	0.3%
Chemicals	4.7%
Communications	0.2%
Financials	1.5%
Financial Services	0.2%
Retail	2.3%
Telecommunications	1.2%
Utilities	2.6%
100.0%

See Notes to Financial Statements.	9

CVR DYNAMIC ALLOCATION FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2017

ASSETS
. Total investments, at value (Cost $19,455,282)	$19,652,468
Deposits with brokers	229,573
Cash	2,400,749
Receivables:
Dividends and interest	34,127
Unrealized gain on forward currency contracts	447,134
Prepaid expenses	9,830
Total Assets	22,773,881

LIABILITIES
Unrealized loss on forward currency contracts	432,185
Accrued Liabilities:
Investment adviser fees	13,234
Trustees' fees and expenses	93
Fund services fees	9,965
Other expenses	5,783
Total Liabilities	461,260

NET ASSETS	$22,312,621

COMPONENTS OF NET ASSETS
Paid-in capital	$21,213,021
Distributions in excess of net investment income	(74,565)
Accumulated net realized gain	948,370
Net unrealized appreciation	225,795
NET ASSETS	$22,312,621

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	2,032,260

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $22,312,621)	$10.98

See Notes to Financial Statements.	10

CVR DYNAMIC ALLOCATION FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MAY 31, 2017

INVESTMENT INCOME
Dividend income .	$134,830
Interest income	4,824
Total Investment Income	139,654
Adviser
EXPENSES
Investment adviser fees	115,540
Fund services fees	70,439
Custodian fees	3,868
Registration fees	6,352
Professional fees	14,529
Trustees' fees and expenses	1,606
Other expenses	24,632
Total Expenses	236,966
Fees waived and expenses reimbursed	(63,656)
Net Expenses	173,310

NET INVESTMENT LOSS	(33,656)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	3,216,525
Foreign currency transactions	(101,369)
Futures	7,847
Net realized gain	3,123,003
Net change in unrealized appreciation (depreciation) on:
Investments	(2,190,656)
Foreign currency translations	119,373
Futures	(6,065)
Net change in unrealized appreciation (depreciation)	(2,077,348)
NET REALIZED AND UNREALIZED GAIN	1,045,655
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,011,999

See Notes to Financial Statements.	11

CVR DYNAMIC ALLOCATION FUND STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended May 31, 2017	For the Year Ended November 30, 2016
OPERATIONS
Net investment loss	$(33,656)	$(40,136)
Net realized gain (loss)	3,123,003	(2,050,173)
Net change in unrealized appreciation (depreciation)	(2,077,348)	2,576,219
Increase in Net Assets Resulting from Operations	1,011,999	485,910

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(11,174)	-
Net realized gain:
Institutional Shares	-	(7,352)
Total Distributions to Shareholders	(11,174)	(7,352)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,142,937	1,171,019
Reinvestment of distributions:
Institutional Shares	11,174	7,352
Redemption of shares:
2	Institutional Shares	(203,363)	(5,009,258)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,950,748	(3,830,887)
Increase (Decrease) in Net Assets	2,951,573	(3,352,329)

NET ASSETS
Beginning of Period	19,361,048	22,713,377
End of Period (Including line (a))	$22,312,621	$19,361,048

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	195,508	121,295
Reinvestment of distributions:
Institutional Shares	1,054	754
Redemption of shares:
Institutional Shares	(18,807)	(522,956)
Increase (Decrease) in Shares	177,755	(400,907)

(a)	Distributions in excess of net investment income	$(74,565)	$(29,735)

See Notes to Financial Statements.	12

CVR DYNAMIC ALLOCATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended May 31, 2017		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	December 30, 2013 (a) Through November 30, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning
of Period	$10.44		$10.07	$10.68	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)		(0.02)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	0.57		0.39	(0.50)	0.68
Net gain from contribution from affiliate	-		-	-	0.07
Total from Investment Operations	0.55		0.37	(0.54)	0.68
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.01)		—	—	—
Net realized gain	—		— (c)	(0.07)	—
Total Distributions to Shareholders	(0.01)		—	(0.07)	—
NET ASSET VALUE, End of Period	$10.98		$10.44	$10.07	$10.68
TOTAL RETURN	5.23	%(d)	3.71%	(5.11)%	6.80	%(d)(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$22,313	$19,361		$22,713	$19,492
Ratios to Average Net Assets:(f)
Net investment loss	(0.32	)%(g)	(0.21)%	(0.41)%	(0.70	)%(g)
Net expenses (h)	1.65	%(g)	1.63%	1.52%	1.47	%(g)
Gross expenses (i)	2.26	%(g)	2.33%	2.26%	3.14	%(g)
PORTFOLIO TURNOVER RATE	88	%(d)	108%	129%	157	%(d)

(a)				Commencement of operations.
(b)				Calculated based on average shares outstanding during each period.
(c)				Less than $0.01 per share.
(d)				Not annualized.
(e)
Calculation includes affiliate reimbursements and gains incurred on the contribution of capital. Excluding the effect of the net reimbursements from the Fund's ending net asset value per share, total return for the period ending November 30, 2014, would have been 6.10%.

(f)				The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)				Annualized.
(h)				Net expenses include reimbursement of indirect fees by the Adviser, such as acquired fund fees and expenses.
(i)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	13

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2017

Note 1. Organization
The CVR Dynamic Allocation Fund (the "Fund") is a a diversified portfolio of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 30, 2013. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of May 31, 2017, Investor Shares had not commenced operations. The Fund seeks long-term capital appreciation while preserving capital in declining markets.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day's settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of May 31, 2017, for the Fund's investments is included in the Fund's Schedule of Investments.
14

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2017

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund's foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
The values of each individual forward currency contract outstanding as of May 31, 2017, are disclosed in the Fund's Notes to Schedule of Investments.
Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of May 31, 2017, for the Fund, are disclosed in the Notes to Schedule of Investments.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid annually. Distributions to shareholders of net capital gains and net foregin currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

15

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2017

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund's custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits. As of May 31, 2017, the Fund had $2,150,749 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – CVR Portfolio Funds LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.10% of the Fund's average daily net assets.
The Adviser has employed a sub-adviser to manage a portion of the Fund's assets. The sub-advisory fee, calculated as a percentage of the Fund's average daily net assets managed by the sub-adviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund's average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 1.65% for Institutional Shares through March 31, 2017. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2017, fees waived and expenses reimbursed were as follows:
Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
$45,090	$18,566	$63,656

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and the resulting expenses do not exceed the

16

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2017

lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.  As of May 31, 2017, $318,329 is subject to recapture by the Adviser.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2017, were $17,896,035 and $16,463,450, respectively.
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended May 31, 2017, for any derivative type that was held during the year is as follows:
Forward Currency Contracts	$79,283,786
Futures Contracts	$18,229,372

The Fund's use of derivatives during the period ended May 31, 2017, was limited to forward currency contracts and futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of May 31, 2017:
Location:	Currency Risk	Total
Asset derivatives:
Unrealized gain on forward currency contracts	$447,134	$447,134
Liability derivatives:
Unrealized loss on forward currency contracts	$(432,185)	$(432,185)

Realized and unrealized gains and losses on derivatives contracts during the period ended May 31, 2017, by the Fund are recorded in the following locations on the Statement of Operations:
Location:	Interest Risk	Commodity Risk	Currency Risk	Equity Risk	Total
Net realized gain (loss) on:
Foreign currency transactions	$-	$-	$(101,776)	$-	$(101,776)
Futures	(5,230)	4,420	-	8,657	7,847
Total net realized gain (loss)	$(5,230)	$4,420	$(101,776)	$8,657	$(93,929)

Net change in unrealized appreciation (depreciation) on:
Foreign currency translations	$-	$-	$118,884	$-	$118,884
Futures	(2,417)	(2,253)	-	(1,395)	(6,065)
Total net change in unrealized appreciation (depreciation)	$(2,417)	$(2,253)	$118,884	$(1,395)	$112,819

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at May 31, 2017. These amounts may be collateralized by cash or financial instruments.
	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Assets:
Over-the-counter derivatives*	$447,134	$-	$-	$447,134
Liabilities:
Over-the-counter derivatives*	$(432,185)	$-	$432,185	$-

*   Over-the-counter derivatives consists of forward currency contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Notes to Schedule of Investments.
** The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

17

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2017

Note 8. Federal Income Tax
As of November 30, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
Capital and Other Losses	$(2,273,127)
Unrealized Appreciation	2,371,902
Total	$98,775

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and mark to market on section 988 currency contracts and section 1256 futures contracts.
For tax purposes, the prior year deferred late year ordinary loss was $123,829 (realized during the period January 1, 2016 through November 30, 2016). This loss was recognized for tax purposes on the first business day of the Fund's current fiscal year, December 1, 2016.
As of November 30, 2016, the Fund had $1,867,531 of available short-term capital loss carryforwards and $281,767 of available long-term capital loss carryforwards that have no expiration date.
Note 9. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Fund's financial statements and related disclosures.
Note 10. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
18

CVR DYNAMIC ALLOCATION FUND ADDTIONAL INFORMATION MAY 31, 2017

Investment Advisory Agreement Approval
At the December 7, 2016 Board meeting (the "December meeting"), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the "Advisory Agreement") and the subadvisory agreement between the Adviser and ROW Asset Management (the "Subadviser") (the "Subadvisory Agreement"). In preparation for the December meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and Subadviser to a letter circulated on the Board's behalf concerning the personnel, operations, financial condition, performance, compensation, and services provided to the Fund by the Adviser and Subadviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees ("Independent Legal Counsel"), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the December meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received and the presentation from personnel of the Adviser regarding the operations of the Adviser and Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by the Subadviser under the Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and Subadviser with principal responsibility for the Fund's investments; the investment philosophy and decision-making process of the Adviser's and Subadviser's investment professionals; the quality of the Adviser's and Subadviser's services with respect to regulatory compliance; and the Adviser's and Subadviser's representations that each firm is in a stable financial condition to allow each firm to provide advisory services to the Fund. The Board also considered the Adviser's analysis of and recommendation to approve the continuance of the agreement with the Subadviser. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by the Subadviser under the Subadvisory Agreement.
Performance
The Board reviewed the performance of the Fund compared to its benchmark, and observed that the Fund underperformed its primary benchmark index, the S&P 500 Index, for the one-year period ended September 30, 2016 and for the period since the Fund's inception in December of 2013. The Board also observed, however, that the Fund outperformed its secondary benchmark, the HFRX Equity Hedge Index, for the one-year period ended September 30, 2016 and for the period since the Fund's inception. The Board also observed that the Fund had outperformed both indices during the most recent calendar quarter and continued to experience superior returns during the months of October and November 2016.
The Board also considered the Fund's performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. ("Broadridge") believed to have characteristics similar to those of the Fund. The Board observed that the Fund underperformed the median of its Broadridge peer group for the one-year period ended September 30, 2016. The Board noted the Adviser's representation that the Adviser did not believe the Broadridge peers were the most optimal comparison from a performance standpoint because most of the Broadridge peers have low exposure to equity securities, whereas the Adviser manages the Fund with considerable exposure to equities. At the request of the Adviser, the Board also reviewed the Fund's performance compared to a group of funds identified by the Adviser and believed by the Adviser to represent a more meaningful comparison ("Comparable Funds"). The Board observed that, although the Fund underperformed the total return median of the Comparable Funds for the year ended December 31, 2015, the Fund outperformed the total return median of the Comparable Funds for the year ended December 31, 2014. The Board noted the Adviser's representation that the Comparable Funds, although suitable from a performance comparison standpoint, maintained well-established performance track records and significantly greater assets under management than the Fund, allowing the Comparable Funds to benefit from economies of scale in the form of reduced expenses.
Compensation
The Board evaluated the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund's Broadridge peers. The Board noted that both the Adviser's actual advisory fee and actual total expenses were less than the median of the Broadridge peers. The Board recognized that the Adviser pays the Subadviser out of its advisory fee. In this regard, the Board observed that the Fund does not directly pay any subadvisory fees. The Board also recognized that the Adviser had contractually agreed and continued to contractually agree to waive fees or reimburse expenses to the extent necessary to keep the total expenses of the Fund at lower levels. Based on the foregoing, the Board concluded that the advisory fees paid to the Adviser by the Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser and Subadviser.
19

CVR DYNAMIC ALLOCATION FUND ADDTIONAL INFORMATION MAY 31, 2017

Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser's resources devoted to the Fund, as well as the Adviser's discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser's fee that the Adviser retained and the percentage and amount of the Adviser's fee that was paid to the Subadviser. Based on these and other applicable considerations, the Board concluded that the Adviser's profits attributable to management of the Fund did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadviser from its relationship with the Fund, noting instead the arms-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under the Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser's representation that the Fund could benefit from economies of scale at higher asset levels, but that the Adviser had not identified economies of scale at current asset levels that would warrant proposing breakpoints in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a factor in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser's representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board's decision. In light of the fact that the Fund is a multi-manager Fund, however, for which the Adviser identifies a Subadviser whose strategy it seeks to combine to achieve the Fund's investment objective, when considering the renewal of the Subadvisory Agreement, the Board gave significant weight to the Adviser's recommendation that the Subadvisory Agreement be renewed and to the Adviser's representation that the reappointment of the Subadviser would positively contribute to the Adviser's successful execution of the Fund's overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement and Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and Subadvisory Agreement.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 328-7691 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 328-7691 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
20

CVR DYNAMIC ALLOCATION FUND ADDTIONAL INFORMATION MAY 31, 2017

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016, through May 31, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 1, 2016	May 31, 2017	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,052.31	$8.44	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.30	1.65%

*
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

21

CVR DYNAMIC ALLOCATION FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 328-7691 (toll free)

INVESTMENT ADVISER
CVR Portfolio Funds LLC
One Bromfield Street, Suite 5100
Boston, MA 02108

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

219-SAR-0517

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	June 28, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	June 28, 2017